Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Institutional and Service Shares of the
Goldman Sachs U.S. Equity Insights Fund
(the “Fund”)
Supplement dated June 12, 2026 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated April 30, 2026, as supplemented to date
At a special meeting of the shareholders of the Goldman Sachs Variable Insurance Trust held on June 12, 2026, the shareholders of the Fund approved a proposal to change the Fund’s sub‑classification under the Investment Company Act of 1940, as amended, from “diversified” to “non‑diversified” and eliminated any related fundamental investment restrictions.
Accordingly, effective immediately, the Fund is “non‑diversified” and may invest a greater portion of its assets in one or more issuers or in fewer issuers than “diversified” mutual funds.
As a “non‑diversified” fund, the Fund would be more susceptible to adverse developments affecting any single issuer held in its portfolio to the extent that the Fund accumulates a larger position in that issuer, and would be more susceptible to greater losses because of these developments.

Goldman Sachs U.S. Equity Insights Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Institutional and Service Shares of the
Goldman Sachs U.S. Equity Insights Fund
(the “Fund”)
Supplement dated June 12, 2026 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated April 30, 2026, as supplemented to date
At a special meeting of the shareholders of the Goldman Sachs Variable Insurance Trust held on June 12, 2026, the shareholders of the Fund approved a proposal to change the Fund’s sub‑classification under the Investment Company Act of 1940, as amended, from “diversified” to “non‑diversified” and eliminated any related fundamental investment restrictions.
Accordingly, effective immediately, the Fund is “non‑diversified” and may invest a greater portion of its assets in one or more issuers or in fewer issuers than “diversified” mutual funds.
As a “non‑diversified” fund, the Fund would be more susceptible to adverse developments affecting any single issuer held in its portfolio to the extent that the Fund accumulates a larger position in that issuer, and would be more susceptible to greater losses because of these developments.